Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Disposition of California Operations
Disposition of California Operations
During 2020, the Company implemented a plan to divest its California operations, which included the entirety of its Medicaid line of business, via three separate transactions with different parties. In August 2020, the Company disposed of its Southern California operations for a gross sales price of $2.5 million and recognized a gain on sale of $1.3 million. In October 2020, the Company disposed of its Fresno, California operations for a gross sales price of $26.0 million and recognized a gain on sale of approximately $19.1 million. In December 2020, the Company signed a definitive agreement to sell its remaining California operations for a gross sales price of $1.0 million. The sale closed in February 2021. The Company’s decision to exit California and the Medicaid line of business represents a strategic shift that will have a major effect on its operations and financial results. As such, the Company’s California operations are reflected in the consolidated financial statements as discontinued operations. See Note 19 f
o
r additional information.

Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information.
The condensed consolidated financial statements include the accounts of agilon health, inc., its wholly-owned subsidiaries, and both joint ventures and VIEs that it controls through voting rights or other means. Intercompany transactions and balances have been eliminated upon consolidation. All adjustments (consisting of normal recurring adjustments unless otherwise indicated), which the Company considers necessary to present fairly its financial position, results of operations and cash flows, have been included. Operating results for the three and six months ended June 30, 2021, including the impact of COVID-19,
are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. The accompanying condensed consolidated financial information should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2020 included in the Company’s prospectus (File
No. 333-254435)
dated April 14, 2021 filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b) under the Securities Exchange Act of 1934, as amended, on April 16, 2021 (the “Prospectus”).

Basis of Presentation
The accompanying consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of agilon health, inc., its wholly-owned subsidiaries and VIEs that it controls through voting rights or other means. Intercompany transactions and balances have been eliminated in consolidation.
The Company is required to continually evaluate its VIE relationships and consolidate these entities when it is determined to be the primary beneficiary of their operations. A VIE is broadly defined as an entity that has any of the following three characteristics:

i.	the equity investment at risk is insufficient to finance the entity’s activities without additional subordinated financial support;

ii.	substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights; or

iii.	the equity investors as a group lack any of the following:

•	the power through voting or similar rights to direct the activities of the entity that most significantly impact the entity’s economic performance;

•	the obligation to absorb the expected losses of the entity; or

•	the right to receive the expected residual returns of the entity.
The designation of an entity as a VIE should be reassessed upon certain events, including, but not limited to:

i.	a change to the terms or in the ability of a party to exercise its kick-out rights;

ii.	a change in the capital structure of the entity; or

iii.	acquisitions or sales of interests that constitute a change in control.
A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company continuously assesses whether it is (or is not) the primary beneficiary of a VIE. That assessment involves the consideration of various factors, including, but not limited to, the form of the Company’s ownership interest, its representation on the VIE’s governing body, the size and seniority of its investment, its ability and the rights
of
other variable interest holders to participate in policy making decisions, its ability to manage its ownership interest relative to the other variable interest holders, and its ability to liquidate the entity.

Use of Estimates
Use of Estimates
Management is required to make estimates and assumptions in the preparation of financial statements. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates can include, among other things, those used to determine revenues and related receivables from risk adjustments, medical services expense and related payables (including the reserve for incurred but not reported (“IBNR”) claims), and the valuation and related recognition of impairments of long-lived assets, including goodwill. Management’s estimates for revenue recognition, medical services expense and other estimates, judgments, and assumptions, may be materially and adversely different from actual results as a result of the
COVID-19
pandemic, among other things. See Note 9 for additional discussion on the impact of the COVID-19 pandemic. These estimates are based on knowledge of current events and anticipated future events, and accordingly, actual results may ultimately differ materially from those estimates.

Use of Estimates
Management is required to make estimates and assumptions in the preparation of financial statements. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates can include, among other things, those used to determine revenues and related receivables from risk adjustment, medical services expense and related payables (including the reserve for incurred but not reported (“IBNR”) claims), and the valuation and related recognition of impairments of long-lived assets, including goodwill. Management’s estimates for revenue recognition, medical services expense and other estimates, judgments, and assumptions, may be materially and adversely different from actual results as a result of the
COVID-19
pandemic, among other things. These estimates are based on knowledge of current events and anticipated future events, and accordingly, actual results may ultimately differ materially from those estimates.

Revenue, Recognition and Receivables
Revenue Recognition and Receivables
Medical Services Revenue
Medical services revenue consists of capitation fees under contracts with various Medicare Advantage payors (“payors”). Under the typical capitation arrangement, the Company is entitled to monthly per-member,
per-month
(“PMPM”) fees to provide a defined range of healthcare services for Medicare Advantage health plan members (“members”) attributed to the Company’s contracted primary care physicians. PMPM fees are determined as a percent of the premium payors receive from the Centers for Medicare & Medicaid Services’ (“CMS”) for these members. The Company generally accepts full financial risk for members attributed to its contracted primary care physicians and therefore is responsible for the cost of all healthcare services required by those members. Fees are recorded gross in revenue because the Company is acting as a principal in coordinating and controlling the range of services provided (other than clinical decisions) under its capitation contracts with payors. Capitation contracts with payors are generally multi-year arrangements and have a single performance obligation that constitutes a series, as defined by Accounting Standards Codification (“ASC”) 606,
Revenue From Contracts With Customers
(“ASC 606”), to stand ready on a monthly basis to provide all aspects of necessary medical care to members for the contracted period. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term.
The transaction price for the Company’s capitation contracts is variable, as the PMPM fees to which the Company is entitled are subject to periodic adjustment under CMS’s risk adjustment payment methodology. CMS deploys a risk adjustment model that determines premiums paid to all payors according to each member’s health status and certain demographic factors. Under this risk adjustment methodology, CMS calculates the risk adjusted premium payment using diagnosis data from various settings. The Company and healthcare providers collect and submit the necessary and available diagnosis data to payors and such data is utilized by the Company to estimate risk adjustment payments to be received in subsequent periods. Risk adjustment-related revenues are estimated using the most likely amount methodology and amounts are only included in revenue to the extent that it is probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. PMPM fees are also subject to adjustment for incentives or penalties based on the achievement of certain quality metrics defined in the Company’s contracts with payors. The Company recognizes incentive revenue as earned using the most likely amount methodology and only to the extent that it is probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved.
Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which it operates does not require such registration for risk-bearing providers.
Receivables
Receivables primarily consist of amounts due under capitation contracts with various payors. Receivables due under capitation contracts are recorded monthly based on reports received from payors and management’s estimate of risk adjustment payments to be received in subsequent periods for open performance years. Receivables are recorded and stated at the amount expected to be collected.

Medical Services Expenses and Related Payables
Medical Services Expenses and Related Payables
Medical Services Expense
Medical services expense represents costs incurred for medical services provided to members by physicians, hospitals and other ancillary providers for which the Company is financially responsible and which are paid either directly by the Company or by payors with whom the Company has contracted. Medical services expenses are recognized in the period in which services are provided and include estimates of claims that have been incurred but have either not yet been received, processed, or paid and as such, not reported.
Such estimates are developed using actuarial methods commonly used by health insurance actuaries that include a number of factors and assumptions including medical service utilization trends, changes in membership, observed medical cost trends, historical claim payment patterns and other factors. Generally, for the most recent months, the Company estimates claim costs incurred by applying observed medical cost trend factors to the average PMPM medical costs incurred in prior months for which more complete claims data are available.
Each period, the Company
re-examines
previously established medical claims payable estimates based on actual claim submissions and other changes in facts and circumstances. As more complete claims information becomes available, the Company adjusts its estimates and recognizes those changes in estimates in the period in which the change is identified. The difference between the estimated liability and the actual settlements of claims is recognized in the period the claims are settled. The Company’s medical claims payable balance represents management’s best estimate of its liability for unpaid medical costs as of December 31, 2020 and 2019. The Company uses judgment to determine the appropriate assumptions for developing the required estimates.
The Company assesses the profitability of its managed care capitation arrangement to identify contracts where current operating results or forecasts indicate probable future losses. If anticipated future variable costs exceed anticipated future revenues, a premium deficiency reserve is recognized. Premium deficiency reserves as of December 31, 2020 and 2019 were immaterial.
Other Medical Expenses
Other medical expenses include: (i) partner physician incentive expense and (ii) other provider costs. Partner physician incentive expense relates to incentive obligations to the Company’s physician partners. Other provider costs include payments for additional incentives to support physician-patient engagement and other care management expenses.

Goodwill and Amortizable Intangible Assets
Goodwill and Amortizable Intangible Assets
As of both June 30, 2021 and December 31, 2020, goodwill of $39.0 million was allocated to the Company’s Hawaii reporting unit, which had a negative carrying value.
As of June 30, 2021 and December 31, 2020, the Company’s gross carrying amount of amortizable intangible assets was $105.8 million and $101.9 million, with accumulated amortization of $47.2 million and $41.4 million, respectively. For the three months ended June 30, 2021 and 2020, the Company recognized $3.0 million and $2.8 million, respectively, in amortization expense, which is included in depreciation and amortization expense in the condensed consolidated statement of operations. For the six months ended June 30, 2021 and 2020, the Company recognized $5.8 million and $5.5 million, respectively, in amortization expense, which is included in depreciation and amortization expense in the condensed consolidated statement of operations.

Goodwill and Amortizable Intangible Assets
Goodwill represents the excess purchase price consideration over the estimated fair value of net assets acquired in a business combination. The Company tests goodwill for impairment annually in the fourth quarter, and on an interim basis when events or changes in circumstances indicate that the carrying value may not be recoverable. The Company first assesses qualitative factors to determine whether it is more likely than not that the carrying value of a reporting unit exceeds its fair value. Qualitative analysis involves assessing situations and developments that could affect key drivers used to evaluate whether the value of goodwill is impaired. The
Company’s procedures include assessing its financial performance, macroeconomic conditions, industry and market considerations, various asset-specific factors, and entity-specific events. The Company may also elect to skip the qualitative testing and proceed directly to the quantitative testing.
In the quantitative assessment, the fair value of the reporting unit is determined primarily by an income approach, utilizing discounted cash flows and a market approach looking at comparable companies and related transactions. An impairment is recognized only to the extent that the carrying value of a reporting unit exceeds its fair value. If the fair value exceeds the carrying amount, goodwill is not considered impaired.
Amortizable intangible assets primarily relate to health plan contracts, trade names, provider networks and noncompete enforcement agreements. Amortizable intangible assets are amortized using the straight-line method over the useful life of these assets, generally between four and 30 years. The Company considers the period of expected cash flows and related underlying data used to measure the fair value of the intangible assets (or the length of time for a noncompete agreement) when selecting a useful life.
Amortizable intangible assets are subject to impairment tests when events or circumstances indicate that the carrying value of the asset, or related asset group, may not be recoverable. The Company compares the carrying value of an amortizable intangible asset (or asset group) to the future undiscounted cash flows generated by the asset (or asset group). The expected future undiscounted cash flows are calculated using the lowest level of identifiable cash flows that are largely independent of the cash flows of other assets and liabilities. When the carrying value of an intangible asset (or asset group) exceeds its expected future undiscounted cash flows, an impairment charge is recognized to the extent that the carrying value of the asset (or asset group) exceeds its fair value.
The impairment tests are based on financial projections prepared by management that incorporate anticipated results from programs and initiatives being implemented. If projections are not met, or if negative trends occur that impact the outlook, the intangible assets may be impaired.

Cash, Cash Equivalents, and Restricted Cash Equivalents
Cash, Cash Equivalents, and Restricted Cash Equivalents
Cash and cash equivalents consist of cash on hand and highly liquid financial instruments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Restricted cash equivalents primarily consist of amounts used as collateral to secure letters of credit which the Company is required to maintain pursuant to contracts with payors. Such amounts are generally maintained in certificates of deposit to satisfy these obligations and are presented as restricted cash equivalents in the consolidated balance sheets. As of December 31, 2020 and 2019, certificates of deposit totaled $21.6 million and $15.5 million, respectively.

Property and Equipment
Property and Equipment
As of June 30, 2021 and December 31, 2020, the Company’s gross carrying amount of property and equipment was $12.6 million and $13.7 million, with accumulated depreciation of $8.0 million and $7.3 million, respectively. For the three months ended June 30, 2021 and 2020, the Company recognized $0.6 million and $0.5 million, respectively, in depreciation expense, which is included in depreciation and amortization expense in the condensed consolidated statement of operations. For the six months ended June 30, 2021 and 2020, the Company recognized $1.2 million and $1.0 million, respectively, in depreciation expense, which is included in depreciation and amortization expense in the condensed consolidated statement of operations. In June 2021, the Company completed the sale of a building and related land for $1.1 million.

Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation. If acquired through a business combination, property and equipment are recorded at fair value at the date of acquisition. Costs incurred that significantly extend the useful life of the related assets are capitalized, while repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, except for land, which is not depreciated.
The following represents the estimated useful lives for property and equipment:

Years
Computer equipment and software	3 – 5
Furniture and fixtures	5 – 7
Building	39
Leasehold improvements are depreciated over the shorter of the assets’ estimated useful life or term of the lease.

Leases
Leases
The Company determines whether a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset that the Company does not own and whether it has the right to direct the use of that identified asset in exchange for consideration. The Company determines whether an arrangement constitutes a lease at inception. The Company’s operating leases consist primarily of long-term leases for office space. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants. Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Most leases include one or more options to renew, with renewal terms that can extend the lease. The exercise of renewal options is at the sole discretion of the Company. ROU assets are recognized as the lease liability, adjusted for initial direct costs incurred and tenant lease incentives received. Lease liabilities are recognized as the present value of the future minimum lease payments at the lease commencement date. Since none of the Company’s leases provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future payments. The incremental borrowing rate is a hypothetical rate based on the Company’s understanding of what its credit rating would be to borrow and based on the resulting interest the Company would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
Lease payments may be fixed or variable, however, only fixed payments or in-substance
fixed payments are included in the Company’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments is incurred. Short-term leases (those with terms of 12 months or less) are not recorded as ROU assets or liabilities in the consolidated balance sheets. For short-term leases, the Company recognizes rent expense in the consolidated statements of operations on a straight-line basis over the lease term.
Operating leases are included in other assets, net, accounts payable and accrued expenses, and other liabilities on the Company’s consolidated balance sheets. See Note 5 for additional information.

Issuance Costs
Issuance Costs
Debt issuance costs related to debt instruments (excluding line of credit arrangements) are deferred, recorded as a reduction of the related debt liability, and amortized to interest expense over the remaining term of the related debt liability utilizing the effective interest method. Debt issuance costs related to line of credit arrangements are deferred, included in other assets, and amortized to interest expense on a straight-line basis over the remaining term of the related line of credit arrangement. Costs incurred in connection with the issuance of common shares are recorded as a reduction of additional paid-in
capital.

Contingently Redeemable Common Stock
Contingently Redeemable Common Stock
Pursuant to the Company’s investment agreements with third-party investors, in certain limited circumstances, the Company could be required to repurchase shares. As the redemption feature is outside the control of the Company, the related capital contributions do not qualify as permanent equity and have been classified as temporary equity in the mezzanine section of the consolidated balance sheets.

Net Income (Loss) Per Share
Basic net income (loss) per common share is computed by dividing net income (loss) attributable to common shares by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is calculated by including the effect of dilutive securities, including outstanding employee stock options, using the treasury stock method. The treasury stock method assumes a hypothetical issuance of shares to settle stock-based awards, with the assumed proceeds used to purchase common stock at the average market price for the period. Assumed proceeds include the amount the employee must pay upon exercise and the average unrecognized compensation cost. The difference between the number of shares assumed issued and number of shares assumed purchased represents the dilutive shares. Basic net loss per share is the same as diluted net loss per share for the periods presented, as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Stock-based Compensation
Stock-based Compensation
Stock-based compensation expense for common stock options is recognized based on the fair value of the award as determined on the grant date using the Black-Scholes option pricing model. Stock-based compensation expense is recorded in general and administrative expense, with a corresponding increase in additional paid-in
capital and is generally recognized on a straight-line basis over the vesting period. Compensation cost for options that vest based on performance conditions in addition to the employee’s continued service is recognized when the related performance condition is deemed to be probable of achievement. The fair value of awards with market conditions are valued using the Monte Carlo simulation model. Forfeitures of stock-based awards are recognized as they occur. See Note 13 for additional discussion on restricted stock units, non-employee
awards, and incentive compensation.

Income Taxes
Income Taxes
The Company determined the income tax provision for interim periods using an estimate of the Company’s annual effective tax rate, applied to year-to-date
results, adjusted for discrete items arising in that quarter. In each quarter, the Company updates its estimated annual effective tax rate, and if the estimated annual effective tax rate changes, a cumulative catch-up
adjustment is recorded in that quarter. The Company applied the intra-period tax allocation rules to allocate income taxes between continuing operations and discontinued operations as prescribed in U.S. GAAP, where the tax effect of income (loss) before income taxes from continuing operations is computed without regard to the tax effects of income (loss) before income taxes from the other categories.
The Company’s income taxes from continuing operations for the three and six months ended June 30, 2021 and 2020 were not material. The Company’s annual estimated effective tax rate differs from the statutory rate primarily as a result of changes in the valuation allowance.

Income Taxes
Current tax liabilities and assets are recognized for the estimated taxes payable or refundable, respectively, on the tax returns for the current year. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The carrying value of the Company’s net deferred tax assets is based on whether it is more likely than not that the Company will generate sufficient future taxable income to realize the deferred tax assets. A valuation allowance is established for deferred tax assets, which the Company does not believe meet the “more likely than not” threshold. The Company’s judgments regarding future taxable income may change over time due to changes in market conditions, changes in tax laws, tax planning strategies, or other factors. If the Company’s assumptions and, consequently, its estimates, change in the future, the valuation allowance may materially increase or decrease, resulting in a decrease or increase, respectively, in income tax benefit and the related impact on the Company’s reported net income (loss).
The Company utilizes a
two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than likely of being realized and effectively settled. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments, and that may not accurately forecast actual outcomes. The Company recognizes interest and penalties accrued related to unrecognized tax benefits as additional income taxes.

Fair Value Measurement
Fair Value Measurement
The Company’s financial instruments consist of cash and cash equivalents, restricted cash equivalents, receivables, other liabilities, accounts payable, certain accrued expenses, a term loan (see Note 10), a revolving credit facility (see Note
10)
, and unsecured debt (see Note
10)
. The carrying values of the financial instruments classified as current in the consolidated balance sheets approximate their fair values due to their short-term maturities. The carrying values of the term loan, revolving credit facility, and unsecured debt are a reasonable estimate of fair value because the interest rates on such borrowings approximate market rates as of the reporting date. Such borrowings are classified within Level
2
of the fair value hierarchy. During the years ended December
31
,
2020
and
2019
, there were
no
material transfers of financial assets or liabilities within the fair value hierarchy.
The Company measures and discloses the fair value of nonfinancial and financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. This hierarchy requires the use of observable market data when available. These inputs have created the following fair value hierarchy:

•	Level 1—quoted prices for identical instruments in active markets;

•
Level 2—quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3—fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The Company is responsible for determining fair value, as well as for assigning the appropriate level within the fair value hierarchy, based on the significance of unobservable inputs. The Company reviews methodologies, processes and controls of third-party pricing services and performs ongoing analyses of both prices received from third-party pricing services and those developed internally to determine whether they represent appropriate estimates of fair value.

Segment Reporting
Segment Reporting
The Company is organized as a single operating and reportable segment based on the manner in which the Chief Executive Officer, who is the chief operating decision maker, evaluates performance and makes decisions about how to allocate resources.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Adopted
Credit Losses.
In June 2016, the Financial Accounting Standards Board (the “FASB”) issued
Accounting
Standards Update (“ASU”)
2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
ASU
2016-13
is intended to improve financial reporting by requiring timelier recognition of credit losses on loans and other financial instruments held at amortized cost. The amendments in ASU
2016-13
eliminate the “probable” initial threshold for recognition of credit losses in current accounting guidance and, instead, reflect an entity’s current estimate of all expected credit losses over the life of the financial instrument. When credit losses were measured under prior accounting guidance, an entity generally only considered past events and current conditions in measuring the incurred loss. The amendments in ASU
2016-13
broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss. A reporting entity is required to apply the amendments in ASU
2016-13
using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. Upon adoption of ASU
2016-13,
the Company is required to reassess its financial assets measured at amortized costs and off-balance
sheet credit exposures, including loan commitments. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
(“ASU
2019-10”).
ASU
2019-10
amended the effective date for ASU
2016-13.
ASU
2016-13
is effective for fiscal years, and interim periods within, beginning after December 15, 2019 for public companies, unless they qualify for an “emerging growth company.” The Company qualified as an emerging growth company prior to the completion of its IPO and elected to use the extended transition period for complying with this accounting standard through fiscal years beginning after December 15, 2022. However, as the Company ceased to be an emerging growth company as of January 1, 2021, the Company adopted ASU
2016-13
effective January 1, 2021. The adoption of ASU
2016-13
did not have an impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements
2020 Adoption
Stock Compensation.
In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2018-07,
Compensation—Stock Compensation (Topic 718) – Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018-07”).
The update expands the scope of ASC Topic 718,
Compensation—Stock Compensation
(“ASC 718”), to include share-based payment transactions for acquiring goods and services from nonemployees. ASU
2018-07
specifies that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments in the update also clarify that ASC 718 does not apply to share-based payments used to effectively provide: (i) financing to the issuer or (ii) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606. The update is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of ASC 606. The Company adopted ASU
2018-07
effective January 1, 2020. The adoption of ASU
2018-07
did not have a material impact on the Company’s consolidated financial statements.
Income Taxes.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”).
The amendments in this ASU
2019-12
simplify the accounting for income taxes by eliminating certain exceptions to the general principles in Topic 740 related to the approach for intraperiod tax allocations. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The update is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company early adopted ASU
2019-12
effective January 1, 2020. As a result of the ASU
2019-12
adoption, the exception to the intraperiod tax allocation rules due to a loss from continuing operations and income or a gain from discontinued operation was eliminated and the Company followed the general intraperiod allocation to determine total tax expense. See Note 14 for additional information.
Not Yet Adopted
Credit Losses.
In June 2016, the FASB issued ASU
2016-13,
 Measurement of Credit Losses on Financial Instruments
 (“ASU
2016-13”).
ASU
2016-13
is intended to improve financial reporting by requiring timelier recognition of credit losses on loans and other financial instruments held at amortized cost. The amendments in ASU
2016-13
eliminate the “probable” initial threshold for recognition of credit losses in current accounting guidance and, instead, reflect an entity’s current estimate of all expected credit losses over the life of the financial instrument. Currently, when credit losses are measured under current accounting guidance, an entity generally only considers past events and current conditions in measuring the incurred loss. The amendments in ASU
2016-13
broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss. In November 2019, the FASB issued ASU
2019-10,
 Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
 (“ASU
2019-10”).
ASU
2019-10
amended the effective date for ASU
2016-13.
ASU
2016-13
is effective for fiscal years, and interim periods within, beginning after December 15, 2022. Early adoption is permitted for fiscal years, and interim periods within, beginning after December 15, 2018. A reporting entity is required to apply the amendments in ASU
2016-13
using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. Upon adoption of ASU
2016-13,
the Company is required to reassess its financing receivables, including loans receivable, and expects that application of ASU
2016-13
may result in the Company recognizing credit losses at an earlier date than would otherwise be recognized under current accounting guidance. The Company is evaluating the impact of the adoption of ASU
2016-13
on its consolidated financial statements.